GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
	Year ended December 31,
	2024	2023	2022

U.S.	$373,039	$638,748	$536,331
Other	125,247	104,407	103,925

	$498,286	$743,155	$640,256

Schedule of property and equipment attributed to geographic areas
	December 31,
	2024	2023

Israel	$25,520	$3,900
U.S.	3,075	5,785
Other	530	103

	$29,125	$9,788